RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.06 million, $0.04 million, $0.1 million and $0.1 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations. The outstanding balances from the Mubbadrah group entities were payables of $0.03 million and $0.3 million at June 30, 2021, and December 31, 2020, respectively.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES $0.01 million, $0.02 million, $0.02 million and $0.04 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, in relation to these services. As of June 30, 2021, and December 31, 2020, $0.6 million and $0.6 million remains receivable from HEMT.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $0.1 million, $0.2 million, $0.2 million and $0.8 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, within the Condensed Consolidated Interim Statement of Operations, for maintenance fees. As of June 30, 2021, and December 31, 2020, $0.4 million and $0.3 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

During the quarters ended June 30, 2021, and 2020, the purchased $0.5 million, $0.3 million, $0.8 million and $1.4 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of June 30, 2021, and December 31, 2020, the Company had total liabilities of $2.4 million and $3.7 million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.

Basin Holdings US LLC (“Basin”)

The Company purchased $0.01 million, $0.02 million, $0.3 million and $0.45 million for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, of products and rentals from Basin. One of the Company’s directors, Antonio J. Campo Mejia, also serves as a director of Basin. As of June 30, 2021, and December 31, 2020, the Company had total liabilities of $0.0 (zero) million and $0.0 (zero) million, respectively, on its Condensed Consolidated Balance Sheets, related to these purchases.